Revenue - Summary of disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 199,615	¥ 150,298	¥ 361,134	¥ 401,844	¥ 527,543
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,335	21,045	87,710	54,190	337,717
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	126,280	129,253	273,424	347,654	189,826
Autonomous driving related operational and technical support services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,651	50,137	108,523	85,285	32,627
Other technology services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	75,683	79,116	164,901	262,369	157,199
Provision of services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	130,334	129,253	273,424	347,654	189,826
Sales of autonomous driving vehicles [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 69,281	¥ 21,045	¥ 87,710	¥ 54,190	¥ 337,717